Contingencies and Commitments (Details 3) - Central Cervecera De Colombia Sas [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Banco Colpatria [Member]
IfrsStatementLineItems [Line Items]
Provision of guarantees or collateral by entity, related party transactions	$ 27,200,000
Due date of financial guarantee	Jun. 24, 2024
Banco Colpatria One [Member]
IfrsStatementLineItems [Line Items]
Provision of guarantees or collateral by entity, related party transactions	$ 4,000,000
Due date of financial guarantee	Jul. 19, 2024
Banco Colpatria Two [Member]
IfrsStatementLineItems [Line Items]
Provision of guarantees or collateral by entity, related party transactions	$ 13,500,000
Due date of financial guarantee	Aug. 31, 2024
Banco Colpatria Three [Member]
IfrsStatementLineItems [Line Items]
Provision of guarantees or collateral by entity, related party transactions	$ 4,289,340
Due date of financial guarantee	Sep. 06, 2024